CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Share premium [member]	Other reserves [member] Debt securities [member]	Other reserves [member] Equity shares [Member]	Other reserves [member]	Retained earnings [member]		Equity attributable to owners of parent [member] Debt securities [member]	Equity attributable to owners of parent [member] Equity shares [Member]	Equity attributable to owners of parent [member]	Other equity interest [member]	Non-controlling interests [member]	Debt securities [member]	Equity shares [Member]	Total
Beginning Balance at Dec. 31, 2015		£ 24,558			£ 12,260	£ 4,416				£ 41,234	£ 5,355	£ 391			£ 46,980
Comprehensive income
Profit for the year						2,063				2,063		101			2,164
Post-retirement defined benefit scheme remeasurements, net of tax | Previously stated [member]						(1,028)
Post-retirement defined benefit scheme remeasurements, net of tax						(1,028)				(1,028)					(1,028)
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax															1,544
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax					1,197					1,197					1,197
Movements in cash flow hedging reserve, net of tax					1,409					1,409					1,409
Currency translation differences (tax: £nil)					(4)					(4)					(4)
Total other comprehensive income					2,602	(1,028)				1,574					1,574
Total comprehensive income					2,602	1,035				3,637		101			3,738
Transactions with owners
Dividends | Previously stated [member]	[1]					(2,014)
Dividends						(2,014)				(2,014)		(29)			(2,043)
Distributions on other equity instruments, net of tax						(321)				(321)					(321)
Redemption of preference shares		210			(210)										210
Movement in treasury shares | Previously stated [member]						(175)
Movement in treasury shares						(175)				(175)					(175)
Value of employee services:
Share option schemes | Previously stated [member]						141
Share option schemes						141				141					141
Other employee award schemes | Previously stated [member]						168
Other employee award schemes						168				168					168
Changes in non-controlling interests												(23)			(23)
Total transactions with owners		210			(210)	(2,201)				(2,201)		(52)			(2,253)
Ending Balance at Dec. 31, 2016		24,768			14,652	3,250				42,670	5,355	440			48,465
Comprehensive income
Profit for the year						3,807				3,807		90			3,897
Post-retirement defined benefit scheme remeasurements, net of tax | Previously stated [member]						482
Post-retirement defined benefit scheme remeasurements, net of tax						482				482					482
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax					(74)					(74)					(74)
Gains and losses attributable to own credit risk, net of tax						(40)				(40)					(40)
Movements in cash flow hedging reserve, net of tax					(731)					(731)					(731)
Currency translation differences (tax: £nil)					(32)					(32)					(32)
Total other comprehensive income					(837)	442				(395)					(395)
Total comprehensive income					(837)	4,249				3,412		90			3,502
Transactions with owners
Dividends | Previously stated [member]	[1]					(2,284)
Dividends						(2,284)				(2,284)		(51)			(2,335)
Distributions on other equity instruments, net of tax						(313)				(313)					(313)
Issue of ordinary shares		63								63					63
Movement in treasury shares | Previously stated [member]						(411)
Movement in treasury shares						(411)				(411)					(411)
Value of employee services:
Share option schemes | Previously stated [member]						82
Share option schemes						82				82					82
Other employee award schemes | Previously stated [member]						332
Other employee award schemes						332				332					332
Changes in non-controlling interests												(242)			(242)
Total transactions with owners		63				(2,594)				(2,531)		(293)			(2,824)
Ending Balance (Previously stated [member]) at Dec. 31, 2017		24,831			13,815	4,905				43,551	5,355	237			49,143
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	[2]				(262)	(929)				(1,191)					(1,191)
Ending Balance at Dec. 31, 2017		24,831			13,553	3,976				42,360	5,355	237			47,952
Comprehensive income
Profit for the year						4,302				4,302		98			4,400
Post-retirement defined benefit scheme remeasurements, net of tax						120				120					120
Share of other comprehensive income of associates and joint ventures						8				8					8
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax			£ (193)	£ (75)				£ (193)	£ (75)				£ (193)	£ (75)
Gains and losses attributable to own credit risk, net of tax						389				389					389
Movements in cash flow hedging reserve, net of tax					(354)					(354)					(354)
Currency translation differences (tax: £nil)					(8)					(8)					(8)
Total other comprehensive income					(630)	517				(113)					(113)
Total comprehensive income					(630)	4,819				4,189		98			4,287
Transactions with owners
Dividends						(2,240)	[1]			(2,240)		(61)			(2,301)
Distributions on other equity instruments, net of tax						(327)				(327)					(327)
Issue of ordinary shares		162								162					162
Share buy-back		(158)			158	(1,005)				(1,005)					(1,005)
Issue of other equity instruments (note 43)						(5)				(5)	1,136				1,131
Movement in treasury shares						40				40					40
Value of employee services:
Share option schemes						53				53					53
Other employee award schemes						207				207					207
Total transactions with owners		4			158	(3,277)				(3,115)	1,136	(61)			(2,040)
Realised gains and losses on equity shares held at fair value through other comprehensive income					129	(129)									(97)
Ending Balance at Dec. 31, 2018		£ 24,835			£ 13,210	£ 5,389				£ 43,434	£ 6,491	£ 274			£ 50,199

[1]	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company's Articles of Association.
[2]	See note 54